John Hancock Funds III
601 Congress Street
Boston, MA 02210
March 16, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”) on behalf of John Hancock Core High Yield Fund (the “Fund”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files with respect to risk/return summary information previously filed with the U.S. Securities and Exchange Commission on July 21, 2011 (Accession No. 0000950123-11-066985).
The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the U.S. Securities and Exchange Commission on March 1, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-004423), each of which is incorporated by reference into this Rule 497 Document. This filing amends and restates the interactive data files with respect to the fund summary of the prospectus of John Hancock Core High Yield Fund.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-4329.
Sincerely,

/s/ Patricia A. Morisette Patricia A. Morisette
Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document